Pension and Other Postretirement Benefits - Schedule of Fair Value of Plan Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets, including insurance contracts	$ 770,100	$ 647,760
Assets at fair value [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	765,804	643,134
Insurance company general account contracts (Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Contract value of insurance contracts	4,296	4,626
Level 1 - Quoted prices in active markets for identical financial assets [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	434,632	377,294
Level 1 - Quoted prices in active markets for identical financial assets [Member] | Agriculture [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	8,468	9,147
Level 1 - Quoted prices in active markets for identical financial assets [Member] | Capital equipment [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	4,006	3,616
Level 1 - Quoted prices in active markets for identical financial assets [Member] | Chemicals/materials [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	8,472	6,945
Level 1 - Quoted prices in active markets for identical financial assets [Member] | Consumer goods [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	55,940	50,739
Level 1 - Quoted prices in active markets for identical financial assets [Member] | Energy and mining [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	37,197	40,649
Level 1 - Quoted prices in active markets for identical financial assets [Member] | Finance/insurance [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	38,759	29,735
Level 1 - Quoted prices in active markets for identical financial assets [Member] | Healthcare [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	41,625	30,512
Level 1 - Quoted prices in active markets for identical financial assets [Member] | Information technology [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	25,367	31,459
Level 1 - Quoted prices in active markets for identical financial assets [Member] | Services [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	32,138	26,083
Level 1 - Quoted prices in active markets for identical financial assets [Member] | Telecommunications/utilities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	24,990	25,093
Level 1 - Quoted prices in active markets for identical financial assets [Member] | Other [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	16,943	11,766
Level 1 - Quoted prices in active markets for identical financial assets [Member] | Real estate investment trusts [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	5,950	6,771
Level 1 - Quoted prices in active markets for identical financial assets [Member] | Mutual funds [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	99,259	85,551
Level 1 - Quoted prices in active markets for identical financial assets [Member] | Government fixed Income securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	35,518	19,228
Level 2 - Significant other observable inputs [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	136,102	138,373
Level 2 - Significant other observable inputs [Member] | Other [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	25,960	24,920
Level 2 - Significant other observable inputs [Member] | Commercial paper [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	1,453	654
Level 2 - Significant other observable inputs [Member] | Government fixed income and mortgage backed securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	52,959	44,299
Level 2 - Significant other observable inputs [Member] | Asset-backed and mortgage-backed [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	13,383	17,141
Level 2 - Significant other observable inputs [Member] | Banking [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	19,568	18,510
Level 2 - Significant other observable inputs [Member] | Insurance [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	6,673	4,881
Level 2 - Significant other observable inputs [Member] | Utilities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	5,434	4,231
Level 2 - Significant other observable inputs [Member] | Pooled funds and mutual funds [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	9,261	22,425
Level 2 - Significant other observable inputs [Member] | State and local obligations [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	1,411	1,312
Level 3 - Significant unobservable inputs [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	195,070	127,467
Level 3 - Significant unobservable inputs [Member] | Commingled equity funds [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	195,070	127,467
Qualified Retirement Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets, including insurance contracts	727,525	612,436
Qualified Retirement Plan [Member] | Assets at fair value [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	723,229	607,810
Qualified Retirement Plan [Member] | Insurance company general account contracts (Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Contract value of insurance contracts	4,296	4,626
Qualified Retirement Plan [Member] | Level 1 - Quoted prices in active markets for identical financial assets [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	402,478	350,915
Qualified Retirement Plan [Member] | Level 1 - Quoted prices in active markets for identical financial assets [Member] | Agriculture [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	8,224	8,878
Qualified Retirement Plan [Member] | Level 1 - Quoted prices in active markets for identical financial assets [Member] | Capital equipment [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	3,891	3,510
Qualified Retirement Plan [Member] | Level 1 - Quoted prices in active markets for identical financial assets [Member] | Chemicals/materials [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	8,228	6,741
Qualified Retirement Plan [Member] | Level 1 - Quoted prices in active markets for identical financial assets [Member] | Consumer goods [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	54,329	49,247
Qualified Retirement Plan [Member] | Level 1 - Quoted prices in active markets for identical financial assets [Member] | Energy and mining [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	36,126	39,454
Qualified Retirement Plan [Member] | Level 1 - Quoted prices in active markets for identical financial assets [Member] | Finance/insurance [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	37,643	28,861
Qualified Retirement Plan [Member] | Level 1 - Quoted prices in active markets for identical financial assets [Member] | Healthcare [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	40,426	29,615
Qualified Retirement Plan [Member] | Level 1 - Quoted prices in active markets for identical financial assets [Member] | Information technology [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	24,636	30,534
Qualified Retirement Plan [Member] | Level 1 - Quoted prices in active markets for identical financial assets [Member] | Services [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	31,212	25,316
Qualified Retirement Plan [Member] | Level 1 - Quoted prices in active markets for identical financial assets [Member] | Telecommunications/utilities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	24,270	24,355
Qualified Retirement Plan [Member] | Level 1 - Quoted prices in active markets for identical financial assets [Member] | Other [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	16,455	11,420
Qualified Retirement Plan [Member] | Level 1 - Quoted prices in active markets for identical financial assets [Member] | Real estate investment trusts [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	5,779	6,572
Qualified Retirement Plan [Member] | Level 1 - Quoted prices in active markets for identical financial assets [Member] | Mutual funds [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	76,764	67,749
Qualified Retirement Plan [Member] | Level 1 - Quoted prices in active markets for identical financial assets [Member] | Government fixed Income securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	34,495	18,663
Qualified Retirement Plan [Member] | Level 2 - Significant other observable inputs [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	131,299	133,176
Qualified Retirement Plan [Member] | Level 2 - Significant other observable inputs [Member] | Other [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	25,212	24,188
Qualified Retirement Plan [Member] | Level 2 - Significant other observable inputs [Member] | Commercial paper [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	1,411	635
Qualified Retirement Plan [Member] | Level 2 - Significant other observable inputs [Member] | Government fixed income and mortgage backed securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	51,434	42,997
Qualified Retirement Plan [Member] | Level 2 - Significant other observable inputs [Member] | Asset-backed and mortgage-backed [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	12,998	16,637
Qualified Retirement Plan [Member] | Level 2 - Significant other observable inputs [Member] | Banking [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	19,004	17,966
Qualified Retirement Plan [Member] | Level 2 - Significant other observable inputs [Member] | Insurance [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	6,481	4,737
Qualified Retirement Plan [Member] | Level 2 - Significant other observable inputs [Member] | Utilities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	5,278	4,107
Qualified Retirement Plan [Member] | Level 2 - Significant other observable inputs [Member] | Pooled funds and mutual funds [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	8,111	20,636
Qualified Retirement Plan [Member] | Level 2 - Significant other observable inputs [Member] | State and local obligations [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	1,370	1,273
Qualified Retirement Plan [Member] | Level 3 - Significant unobservable inputs [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	189,452	123,719
Qualified Retirement Plan [Member] | Level 3 - Significant unobservable inputs [Member] | Commingled equity funds [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	189,452	123,719
PBOP [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets, including insurance contracts	42,575	35,324
PBOP [Member] | Assets at fair value [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	42,575	35,324
PBOP [Member] | Level 1 - Quoted prices in active markets for identical financial assets [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	32,154	26,379
PBOP [Member] | Level 1 - Quoted prices in active markets for identical financial assets [Member] | Agriculture [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	244	269
PBOP [Member] | Level 1 - Quoted prices in active markets for identical financial assets [Member] | Capital equipment [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	115	106
PBOP [Member] | Level 1 - Quoted prices in active markets for identical financial assets [Member] | Chemicals/materials [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	244	204
PBOP [Member] | Level 1 - Quoted prices in active markets for identical financial assets [Member] | Consumer goods [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	1,611	1,492
PBOP [Member] | Level 1 - Quoted prices in active markets for identical financial assets [Member] | Energy and mining [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	1,071	1,195
PBOP [Member] | Level 1 - Quoted prices in active markets for identical financial assets [Member] | Finance/insurance [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	1,116	874
PBOP [Member] | Level 1 - Quoted prices in active markets for identical financial assets [Member] | Healthcare [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	1,199	897
PBOP [Member] | Level 1 - Quoted prices in active markets for identical financial assets [Member] | Information technology [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	731	925
PBOP [Member] | Level 1 - Quoted prices in active markets for identical financial assets [Member] | Services [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	926	767
PBOP [Member] | Level 1 - Quoted prices in active markets for identical financial assets [Member] | Telecommunications/utilities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	720	738
PBOP [Member] | Level 1 - Quoted prices in active markets for identical financial assets [Member] | Other [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	488	346
PBOP [Member] | Level 1 - Quoted prices in active markets for identical financial assets [Member] | Real estate investment trusts [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	171	199
PBOP [Member] | Level 1 - Quoted prices in active markets for identical financial assets [Member] | Mutual funds [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	22,495	17,802
PBOP [Member] | Level 1 - Quoted prices in active markets for identical financial assets [Member] | Government fixed Income securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	1,023	565
PBOP [Member] | Level 2 - Significant other observable inputs [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	4,803	5,197
PBOP [Member] | Level 2 - Significant other observable inputs [Member] | Other [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	748	732
PBOP [Member] | Level 2 - Significant other observable inputs [Member] | Commercial paper [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	42	19
PBOP [Member] | Level 2 - Significant other observable inputs [Member] | Government fixed income and mortgage backed securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	1,525	1,302
PBOP [Member] | Level 2 - Significant other observable inputs [Member] | Asset-backed and mortgage-backed [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	385	504
PBOP [Member] | Level 2 - Significant other observable inputs [Member] | Banking [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	564	544
PBOP [Member] | Level 2 - Significant other observable inputs [Member] | Insurance [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	192	144
PBOP [Member] | Level 2 - Significant other observable inputs [Member] | Utilities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	156	124
PBOP [Member] | Level 2 - Significant other observable inputs [Member] | Pooled funds and mutual funds [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	1,150	1,789
PBOP [Member] | Level 2 - Significant other observable inputs [Member] | State and local obligations [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	41	39
PBOP [Member] | Level 3 - Significant unobservable inputs [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	5,618	3,748
PBOP [Member] | Level 3 - Significant unobservable inputs [Member] | Commingled equity funds [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	$ 5,618	$ 3,748